Document And Entity Information	Oct. 16, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 16, 2025
Entity Registrant Name	The Boston Beer Company, Inc.
Entity Central Index Key	0000949870
Entity Emerging Growth Company	false
Entity File Number	001-14092
Entity Incorporation, State or Country Code	MA
Entity Tax Identification Number	04-3284048
Entity Address, Address Line One	One Design Center Place
Entity Address, Address Line Two	Suite 850
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(617)
Local Phone Number	368-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock. $0.01 par value
Trading Symbol	SAM
Security Exchange Name	NYSE
Amendment Description	The Company is amending the Current Report on Form 8-K filed on October 20, 2025 to update: (1) the "Date of Report (Date of earliest event reported)" to reflect the date that Mr. Hodges’ Offer Letter was approved by the Board of Directors; and (2) the sentence listing Mr. Hodges' prior roles in consumer packaged goods, removing the reference to the SABMiller role, in order to reflect his prior supply chain leadership experience more accurately.